Condensed Consolidating Statements of Income and Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember		us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues	$ 347,652		$ 462,659	$ 457,786	$ 448,742	$ 384,457	$ 427,898	$ 418,498	$ 419,800	$ 361,026	$ 754,221	$ 833,199	$ 1,753,644	$ 1,627,222	$ 1,541,260
Operating expenses
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses	$ 134,059				$ 146,390						$ 283,553	$ 286,860	$ 590,078	$ 561,848	$ 540,880
General and administrative expenses	67,408				78,416						149,612	157,709	318,380	289,428	276,229
Corporate expenses	16,750				18,674						35,241	35,703	84,658	82,896	62,344
Depreciation and amortization	63,998				61,693						126,311	123,199	250,028	225,261	211,104
(Gain) loss on disposition of assets	(1,015)				(537)						(3,519)	(5,161)	(7,241)	7,233	(4,664)
Total Operating Expenses	281,200				304,636						591,198	598,310	1,235,903	1,166,666	1,085,893
Operating income	66,452				144,106						163,023	234,889	517,741	460,556	455,367
Loss on extinguishment of debt	5										18,184			15,429	71
Income before income tax expense	31,189				106,016						73,218	159,357	367,889	315,929	326,906
Income tax (benefit) expense	(240)				(12,380)						1,296	(10,292)	(4,222)	10,697	9,230
Net income	31,429	$ 40,493			118,396	51,253					71,922	169,649	372,111	305,232	317,676
Statements of Comprehensive Income
Net Income (Loss)	31,429	$ 40,493			118,396	$ 51,253					71,922	169,649	372,111	305,232	317,676
Comprehensive income	$ 32,169				$ 118,683						$ 71,064	$ 170,195	$ 372,784	$ 303,942	$ 319,602
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues	$ 347,652				$ 448,742						$ 754,221	$ 833,199	$ 1,753,644	$ 1,627,222	$ 1,541,260
Operating expenses
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses	$ 134,059				$ 146,390						$ 283,553	$ 286,860	$ 590,078	$ 561,848	$ 540,880
General and administrative expenses	67,408				78,416						149,612	157,709	318,380	289,428	276,229
Corporate expenses	16,645				18,585						35,012	35,505	84,229	82,497	61,962
Depreciation and amortization	63,998				61,693						126,311	123,199	250,028	225,261	211,104
(Gain) loss on disposition of assets	(1,015)				(537)						(3,519)	(5,161)	(7,241)	7,233	(4,664)
Total Operating Expenses	281,095				304,547						590,969	598,112	1,235,474	1,166,267	1,085,511
Operating income	66,557				144,195						163,252	235,087	518,170	460,955	455,749
Loss on extinguishment of debt	5										18,184
Interest expense (income), net	35,258				38,090						71,621	75,532	149,852	129,198	128,390
Other expenses (income)														15,429	71
Income before income tax expense	31,294				106,105						73,447	159,555	368,318	316,328	327,288
Income tax (benefit) expense	(240)				(12,380)						1,296	(10,292)	(4,222)	10,697	9,230
Net income	31,534				118,485						72,151	169,847	372,540	305,631	318,058
Statements of Comprehensive Income
Net Income (Loss)	31,534				118,485						72,151	169,847	372,540	305,631	318,058
Foreign currency translation adjustments	740				287						(858)	546	673	(1,290)	1,926
Comprehensive income	$ 32,274				$ 118,772						$ 71,293	$ 170,393	$ 373,213	$ 304,341	$ 319,984
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Lamar Media [Member]
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Operating expenses
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Equity in (earnings) loss of subsidiaries	$ (66,370)				$ (155,336)						$ (160,584)	$ (242,710)	$ (517,516)	$ (450,791)	$ (446,520)
Loss on extinguishment of debt	5										18,184
Interest expense (income), net	34,831				36,851						70,249	72,863	144,976	129,731	128,391
Other expenses (income)														15,429	71
Income before income tax expense	31,534				118,485						72,151	169,847	372,540	305,631	318,058
Net income	31,534				118,485						72,151	169,847	372,540	305,631	318,058
Statements of Comprehensive Income
Net Income (Loss)	31,534				118,485						72,151	169,847	372,540	305,631	318,058
Comprehensive income	$ 31,534				$ 118,485						$ 72,151	$ 169,847	$ 372,540	$ 305,631	$ 318,058
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues	$ 341,664				$ 437,074						$ 738,295	$ 811,655	$ 1,709,691	$ 1,579,619	$ 1,494,275
Operating expenses
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses	$ 128,485				$ 140,108						$ 271,537	$ 274,858	$ 564,877	$ 537,269	$ 512,247
General and administrative expenses	65,222				76,475						145,750	154,132	310,813	280,874	266,798
Corporate expenses	16,521				18,274						34,608	34,897	82,652	80,861	60,830
Depreciation and amortization	63,545				61,031						125,450	121,864	247,191	219,341	201,424
(Gain) loss on disposition of assets	(1,070)				(550)						(3,574)	(1,010)	(3,103)	(576)	(5,704)
Total Operating Expenses	272,703				295,338						573,771	584,741	1,202,430	1,117,769	1,035,595
Operating income	68,961				141,736						164,524	226,914	507,261	461,850	458,680
Interest expense (income), net	(24)				(82)						(59)	(87)	(149)	(99)	(5)
Income before income tax expense	68,985				141,818						164,583	227,001	507,410	461,949	458,685
Income tax (benefit) expense	582				(13,231)						1,924	(12,612)	(7,360)	7,879	7,069
Net income	68,403				155,049						162,659	239,613	514,770	454,070	451,616
Statements of Comprehensive Income
Net Income (Loss)	68,403				155,049						162,659	239,613	514,770	454,070	451,616
Comprehensive income	$ 68,403				$ 155,049						$ 162,659	$ 239,613	$ 514,770	$ 454,070	$ 451,616
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues	$ 6,237				$ 12,498						$ 16,689	$ 23,024	$ 46,804	$ 50,352	$ 51,332
Operating expenses
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses	$ 5,823				$ 7,112						$ 12,779	$ 13,482	$ 28,052	$ 27,307	$ 31,277
General and administrative expenses	2,186				1,941						3,862	3,577	7,567	8,554	9,431
Corporate expenses	124				311						404	608	1,577	1,636	1,132
Depreciation and amortization	453				662						861	1,335	2,837	5,920	9,680
(Gain) loss on disposition of assets	55				13						55	(4,151)	(4,138)	7,809	1,040
Total Operating Expenses	8,641				10,039						17,961	14,851	35,895	51,226	52,560
Operating income	(2,404)				2,459						(1,272)	8,173	10,909	(874)	(1,228)
Interest expense (income), net	451				1,321						1,431	2,756	5,025	(413)	1,707
Income before income tax expense	(2,855)				1,138						(2,703)	5,417	5,884	(461)	(2,935)
Income tax (benefit) expense	(822)				851						(628)	2,320	3,138	2,818	2,161
Net income	(2,033)				287						(2,075)	3,097	2,746	(3,279)	(5,096)
Statements of Comprehensive Income
Net Income (Loss)	(2,033)				287						(2,075)	3,097	2,746	(3,279)	(5,096)
Foreign currency translation adjustments	740				287						(858)	546	673	(1,290)	1,926
Comprehensive income	$ (1,293)				$ 574						$ (2,933)	$ 3,643	$ 3,419	$ (4,569)	$ (3,170)
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Eliminations [Member]
Type of Revenue [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Net revenues	$ (249)				$ (830)						$ (763)	$ (1,480)	$ (2,851)	$ (2,749)	$ (4,347)
Operating expenses
Type of Cost Good or Service [Extensible List]	us-gaap:AdvertisingMember				us-gaap:AdvertisingMember						us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember	us-gaap:AdvertisingMember
Direct advertising expenses	$ (249)				$ (830)						$ (763)	$ (1,480)	$ (2,851)	$ (2,728)	$ (2,644)
Total Operating Expenses	(249)				(830)						(763)	(1,480)	(2,851)	(2,728)	(2,644)
Operating income														(21)	(1,703)
Equity in (earnings) loss of subsidiaries	66,370				155,336						160,584	242,710	517,516	450,791	446,520
Interest expense (income), net														(21)	(1,703)
Income before income tax expense	(66,370)				(155,336)						(160,584)	(242,710)	(517,516)	(450,791)	(446,520)
Net income	(66,370)				(155,336)						(160,584)	(242,710)	(517,516)	(450,791)	(446,520)
Statements of Comprehensive Income
Net Income (Loss)	(66,370)				(155,336)						(160,584)	(242,710)	(517,516)	(450,791)	(446,520)
Comprehensive income	$ (66,370)				$ (155,336)						$ (160,584)	$ (242,710)	$ (517,516)	$ (450,791)	$ (446,520)